Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current trade and other receivables
Total trade and other current receivables	$ 5,574	$ 5,009	$ 4,573
Trade receivables - subject to factoring
Current trade and other receivables
Trade receivables	724	327	655
Due within one year
Current trade and other receivables
Trade receivables	3,033	2,818	2,625
Less: Amounts provided for doubtful debts (Note 26)	(38)	(16)	(42)
Net current trade and other receivables	2,995	2,802	2,583
Other receivables	1,143	793	852
Prepayments and accrued income	1,363	1,148	879
Total trade and other current receivables	5,501	4,743	4,314
Due after more than one year
Current trade and other receivables
Other receivables		156	140
Prepayments and accrued income	73	110	119
Total trade and other current receivables	$ 73	$ 266	$ 259